SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties	$ 1,153,624	$ 572,373
Guangyi Sui [Member]
Related Party Transaction [Line Items]
Due to related parties	931,028
Ruowen Li [Member]
Related Party Transaction [Line Items]
Due to related parties	207,333	191,953
Jingxia Yang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 15,263	$ 380,420